Share Capital (Schedule Of Preferred Shares Outstanding) (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 Series A Preferred Shares [Member]	Dec. 31, 2010 Series A Preferred Shares [Member]	Dec. 31, 2010 Series B Preferred Shares [Member]	Dec. 31, 2011 Series B Preferred Shares [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	May 25, 2011 Series C Preferred Shares [Member]	Jan. 28, 2011 Series C Preferred Shares [Member]
Class of Stock [Line Items]
Shares authorized	315,000			260,000	40,000,000
Shares issued	200,000				14,000,000	4,000,000	10,000,000
Liquidation preference	$ 271,677,000	$ 241,382,000	$ 26,000,000		$ 350,000,000